Inventory	12 Months Ended
Dec. 31, 2020
Inventory
Inventory

Note 7 – Inventory

Inventory consisted of the following:

	December 31,	December 31,
	2020	2019

Raw materials	$489,750	$515,658
Finished products	53,223	79,269
Work in process	128,278	700
Total Inventory	$671,251	$595,627

For the years ended December 31, 2020, 2019 and 2018, the Company recorded inventory markdown in the amounts of $92,064,  $1,030,236 and $700,379, respectively.